Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
Basis of Preparation

3.	Basis of Preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board, IASB.

Executive Board declares that all relevant information specific to consolidated financial statements, and only those, are being evidenced and correspond to those used in management.

The issuance of these consolidated financial statements was authorized by the Board of Directors on April 26, 2023.

3.1	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.

3.2	Basis of measurement

The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments and investments measured at fair value, as described in the respective accounting policies and notes.

3.3	Use of estimates and judgments

In the preparation of these consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses of the Company. Actual results may differ from those estimates.

Estimates and assumptions are reviewed on a continuous basis. The revisions to the estimates are recognized prospectively.

3.3.1	Judgments

The Notes below are those containing information about judgments made in applying of accounting policies with significant impacts on the amounts recognized in the consolidated financial statements:

•	Notes 4.1 and 15 - Basis of consolidation and Investments: assessment of the existence of control and significant influence;
•	Note 4.2 - Financial instruments: definition of the category of financial instruments.
3.3.2	Uncertainties over assumptions and estimates

The Notes below are those containing information about the main assumptions regarding the future and other main sources of uncertainty in estimates with a reasonable possibility of leading to significant adjustments in the values of assets and liabilities in the next financial year:

•	Notes 4.3 and 8 - Sectorial financial assets and liabilities: forecast of values that will be included in the tariff review process;
•	Notes 4.4 and 9 - Accounts receivable related to the concession: forecast of cash flows and the indemnifiable balance of the concession contracts;
•	Notes 4.5 and 10 - Contract assets: definition of the contract remuneration rate, allocation of price to performance obligations and forecast of cash flows;
•	Notes 4.8 and 16 - Property, plant and equipment: estimated useful life of assets;
•	Notes 4.9 and 17 - Intangible assets: estimated useful life of assets;
•	Notes 4.10.1 and 7.3 - Expected Credit Losses: estimate of amounts that will not be received;
•	Notes 4.10.2 and 16.4 - Impairment of assets: definition of assumptions, determination of the discount rate and forecast of cash flows;
•	Notes 4.11 and 28 - Provisions for litigation and contingent liabilities: estimated losses on legal claims;
•	Notes 4.11 and 12.2.1 - Provision for allocation of PIS and Cofins credits: assessment of amounts that may be required to be refunded to consumers;
•	Note 4.12 - Revenue recognition: estimate of unbilled amounts and construction margin;
•	Note 4.14 - Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE): forecast of amounts to be billed by CCEE;
•	Note 4.15 - Derivative financial instruments: mark to market of energy purchase and sale contracts;
•	Notes 4.16.2 and 12.1 - Deferred income tax and social contribution: forecast of future taxable income;
•	Notes 4.17 and 22 - Post-employment benefits: actuarial assumptions for evaluating pension and assistance plans;
•	Notes 4.18 and 26 - Right to Use Assets and Lease Liabilities: definition of the interest rate for contracts.
3.4	Management’s judgment on going concern

Management has concluded that there are no material uncertainties that cast doubt on the Company's ability to continue as a going concern. No events or conditions were identified that may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term concessions; (ii) robust equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets outlined in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.